As filed with the Securities and Exchange Commission on March 31, 2006

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 68	☒

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

John M. Loder

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on April 1, 2006 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Managers Money Market Fund, a series of The Managers Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

The Managers Funds

Managers Money Market Fund

PROSPECTUS

Dated April 1, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in Managers Money Market Fund (the “Fund”), a series of The Managers Funds (the “Trust”) and part of the Managers Family of Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund The following is a summary of the goal, principal strategies and principal risk factors of the Fund. The Fund currently invests all of its investable assets in the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a series of JPMorgan Trust II.

Goal	Principal Strategies	Principal Risk Factors

Maximize current income and maintain a high level of liquidity and stability of principal

Invests all of its assets in a separate registered investment company

Invests through the Portfolio in a broad spectrum of high quality, short-term money market instruments denominated in U.S. dollars

Investments include securities issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, asset-backed securities, short-term debt securities of U.S. and foreign corporations and debt securities of domestic and foreign banks

Maintains a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months

Concentrates investments in the financial services industry

May invest significantly through the Portfolio in securities with floating or variable rates of interest

May engage through the Portfolio in securities lending

Asset-Backed Securities Risk Credit Risk Financial Services Industry Risk Foreign Securities Risk Interest Rate Risk Securities Lending Risk U.S. Government Securities Risk

Principal Risk Factors

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The following is a discussion of the principal risk factors of the Fund.

Asset-Backed Securities Risk

Asset-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables. The Portfolio’s asset-backed investments

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involve risk of loss due to prepayments that occur earlier or later than expected, and like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Credit Risk

Credit risk is the risk that an issuer of securities, or the counterparty to a contract, may be unable to pay principal and interest or otherwise honor a financial obligation when due, or that the value of a security may suffer because investors believe the issuer is less able to pay. The Portfolio minimizes credit risk by investing only in high-quality obligations and limiting the maturity of its investments.

Financial Services Industry Risk

The Portfolio concentrates its investments in the financial services industry. The Portfolio’s ability to concentrate in the financial services industry could increase risks. The profitability of financial service institutions depends largely on the availability and cost of funds, which can change depending upon economic conditions. Financial service institutions are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Foreign Securities Risk

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There also may be less public information available.

Interest Rate Risk

Interest rate risk is the risk that market prices of the Portfolio’s fixed-income investments may decline due to an increase in market interest rates. The Portfolio is generally less sensitive to interest rate risk because it invests in short-term securities.

Securities Lending Risk

The Portfolio may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested.

U.S. Government Securities Risk

Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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PERFORMANCE SUMMARY

The following bar chart illustrates the risks of investing in the Fund by showing the Fund’s year-by-year total returns and how performance of the Fund has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results. If the Portfolio’s service providers had not agreed to limit the Portfolio’s expenses, returns would have been lower.

Annual Total Returns – Last 10 Calendar Years

Best Quarter: 1.58% (4th Quarter 2000)

Worst Quarter: 0.11% (4th Quarter 2003)

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The following table compares the Fund’s performance to that of a 3-month Treasury Bill. The table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the index. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.

Average Annual Total Returns

(as a percentage) as of 12/31/05

	1 Year	5 Years	10 Years
Money Market Fund*	2.80%	1.91%	3.65%
3-Month Treasury Bill	3.06%	2.34%	3.85%

*	For information on the current yields of the Fund, please call (800) 548-4539. Fund returns are net of expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions	None
Redemption Fee	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee [1]	0.08%
Distribution (12b-1) Fees	0.00%
Other Expenses [2]	0.62%

Total Annual Fund Operating Expenses [2]	0.70%
Fee Waiver and Reimbursement [2]	(0.13)%

Net Annual Fund Operating Expenses [1] [2]	0.57%

[1]	The management fee reflects the management fee paid to JPMorgan Investment Advisors Inc. (“JPMIA”), the investment manager of the Portfolio.

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[2]	The table reflects the combined expenses of the Fund and the Capital Shares of the Portfolio, in which the Fund currently invests all of its assets. JPMorgan Funds Management Inc., the administrator of the Portfolio, JPMorgan Distribution Services, Inc., the distributor for the Portfolio, and JPMIA have contractually agreed through December 31, 2006 to waive fees and/or reimburse expenses to the extent that the total operating expenses of the Capital Shares of the Portfolio (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan of the Board of Trustees of the Portfolio) exceed 0.16% of its average daily net assets of the Capital Shares. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they determine.

Example

This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, and the Fund’s operating expenses and the expenses of the underlying Portfolio remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$214	$379	$861

The Example includes the combined expenses of the Fund and the Portfolio and reflects the impact of the Portfolio’s contractual expense limitation through December 31, 2006. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

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FUND MANAGEMENT

THE MANAGERS FUNDS

The Managers Family of Funds is a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Many of the funds employ a multi-manager investment approach which can provide added diversification within each fund.

Managers Investment Group LLC (“Managers”), located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers serves as the administrator for the Fund. The Fund currently invests all of its investable assets in the Capital Shares of the Portfolio. The investment manager of the Portfolio is JPMIA.

Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers, serves as distributor of the Fund. MDI receives no compensation for its services as distributor of the Fund. Managers or MDI may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. This Fund is not a complete investment program, and there is no guarantee that the Fund will reach its stated goal.

FUND FACTS

Objective:	Maximize current income and maintain a high level of liquidity and stability of principal
Investment Focus:	U.S. dollar-denominated money market instruments
Benchmark:	3-month Treasury Bill
Ticker Symbol:	MGMXX

MONEY MARKET FUND

Objective

The Fund’s objective is to maximize current income and maintain a high level of liquidity and stability of principal. The Fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund looks for investments across a broad spectrum of high quality, short-term money market instruments denominated in U.S. dollars. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund’s investments may include securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, commercial paper and

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other short-term debt securities of U.S. and foreign corporations (including floating and variable rate demand notes), debt securities of domestic and foreign banks (including certificates of deposit and time deposits), asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies. Some of these investments may be purchased on a when-issued or delayed delivery basis.

This Fund, like other money market funds, is subject to a range of federal regulations that are designed to promote stability. For example, it must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Although keeping the weighted average maturity this short helps the Fund in its pursuit of a stable $1.00 share price, it is possible to lose money by investing in the Fund.

Currently, the Fund pursues its investment objective by investing all of its investable assets in the Capital Shares of the Portfolio, a separate registered investment company with substantially the same investment objective and policies as the Fund.

The Portfolio will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Portfolio may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

The Portfolio may invest significantly in securities with floating or variable rates of interest. The yields of these securities will vary as interest rates change.

The Portfolio may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

The Fund and the Portfolio expect to maintain consistent objectives. If they do not, the Fund will redeem its shares of the Portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund will then consider whether the Fund should hire its own investment manager, invest all of its investable assets in another fund, or take other appropriate action.

Should You Invest in this Fund? This Fund may be suitable if you:

•	Are seeking an opportunity to preserve capital in your investment portfolio;

•	Are uncomfortable with risk;

•	Are investing with a shorter time horizon in mind

This Fund may not be suitable if you:

•	Are seeking a moderate or high risk investment;

•	Are investing with a longer time horizon in mind

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and on our website at www.managersinvest.com.

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Portfolio Management of the Fund

JPMIA is the investment manager of the Portfolio. JPMIA is located at 1111 Polaris Parkway, Suite 2-J, Columbus, Ohio 43271 and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.

The Fund pays an annual management fee to JPMIA indirectly through its investment in the Capital Shares of the Portfolio. The Portfolio pays JPMIA an investment advisory fee of 0.08% of the Portfolio’s average daily net assets. In addition, the Portfolio pays JPMorgan Funds Management, Inc., the administrator of the Portfolio and an affiliate of JPMIA (the “Administrator”), a pro-rata fee for administrative services performed for the Portfolio and other money market funds within the JPMorgan Funds Complex (the “Complex”) in the amount of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the Complex and 0.05% of the average daily net assets of all money market funds in the Complex in excess of $100 billion. The Portfolio also pays JPMorgan Distribution Services, Inc., the distributor for the Portfolio and an affiliate of JPMIA (the “Distributor”), a fee for shareholder services performed for the Portfolio in the amount of 0.05% of the average daily net assets of the Portfolio. JPMIA, the Administrator and the Distributor have contractually agreed through December 31, 2006 to waive fees and/or reimburse the Portfolio to the extent that total operating expenses of the Capital Shares of the Portfolio (excluding certain items) exceed 0.16% of the average daily net assets of the Capital Shares.

As a shareholder of the Portfolio, the Fund will bear its proportionate share of the expenses of the Capital Shares of the Portfolio, in addition to the Fund’s own expenses, and will receive its proportionate share of the dividends paid by such class. The Fund will also be entitled to vote as a shareholder of the Portfolio at any meeting of the Portfolio’s shareholders. In general, the Fund will vote its shares in the Portfolio in proportion to the votes of other shareholders of the Portfolio.

OTHER SECURITIES, INVESTMENT PRACTICES AND RISKS

The following is additional information relating to some of the securities, investment practices and related risks of the Fund.

Demand Notes The Portfolio may invest in demand notes, which are debt securities with no set maturity date. An investor in a demand note can generally demand payment of principal at any time.

Funding Agreements The Portfolio may make investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the Portfolio makes cash contributions to a deposit account at a bank or insurance company, and the bank or insurance company credits to the Portfolio on a monthly basis a guaranteed rate of interest.

Repurchase Agreements The Portfolio may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

Reverse Repurchase Agreements The Portfolio may enter into reverse repurchase agreements, which involve the sale of a security by the Portfolio and its agreement to repurchase the security at a specified time and price. Reverse repurchase agreements are considered a form of borrowing for some purposes.

When-Issued Securities The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

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Reinvestment Risk As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund’s Annual Report, which is available upon request.

Managers Money Market Fund

Financial Highlights

For a share outstanding throughout each fiscal year ended November 30.

	2005[5]		2004[1]		2003		2002		2001
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.03		0.01		0.01		0.01		0.04
Less Distributions to Shareholders from:
Net investment income	(0.03)		(0.01)		(0.01)		(0.01)		(0.04)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	2.61	%2	0.82	%2	0.69	%2	1.40	%2	4.27%
Ratio of net expenses to average net assets	0.40%		0.36%		0.38%		0.37%		0.44	%3
Ratio of net investment income to average net assets	2.62%		0.86%		0.69%		1.41%		4.18%
Net assets at end of year (000’s omitted)	$37,896		$47,645		$33,050		$37,625		$35,712
Expense Waivers/Offsets[4]
Ratio of total expenses to average net assets	0.46%		0.44%		0.43%		0.43%		0.44%
Ratio of net investment income to average net assets	2.56%		0.78%		0.64%		1.35%		4.18%

[1]	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced during the year.
[3]	Prior to September 4, 2001 the Fund invested all of its investable assets under a “Master-Feeder” arrangement under which expenses of the Master were allocated to the Fund.
[4]	Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets.
[5]	Prior to February 19, 2005 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund.

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YOUR ACCOUNT

As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Managers Family of Funds or even to redeem out of the Fund. Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Because the Fund currently invests substantially all of its investable assets in the Portfolio, the Fund’s NAV reflects the Portfolio’s NAV. The Portfolio seeks to maintain a stable $1.00 NAV and values its assets using amortized cost.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party and “starter” checks are not accepted for the initial investment in the Fund or for any additional investments. The following table provides the minimum initial and additional investments in the Fund:

	Initial Investment	Additional Investment
Regular accounts	$2,000	$100
IRA accounts	1,000	100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; and current or retired officers, directors and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father/mother-in-law, sister/brother-in-law, daughter/son-in-law, nieces, nephews and domestic partners), and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or MDI may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Fund on an ongoing basis and will increase the cost of your investment.

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HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with The Managers Funds, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	Initial Purchase	Additional Purchases

Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.

All Shareholders: By Mail	Complete the account application. Mail the application and a check payable to Managers to: Managers c/o PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769	Mail a letter of instruction and a check payable to Managers: Managers c/o PFPC, Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769 Include your account # and Fund name on your check.

By Telephone	Not Available	If your account has already been established, call the Transfer Agent at (800) 548-4539.

By Internet	Not Available	If your account has already been established, see our website at: www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, Pennsylvania; ABA #031000053; FFC To: 8614972935 Managers, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service. Please call (800) 548-4539 if you have any questions.

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HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions

Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders: By Mail

Write a letter of instruction containing:

•      the name of the Fund

•      dollar amount or number of shares to be sold

•      your name

•      your account number

•      signatures of all owners on account

Mail letter to:

Managers

c/o PFPC, Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

By Internet	See our website at www.managersinvest.com

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $50,000 and over require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Only STAMP2000 Medallion imprints will be accepted. A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

Telephone redemptions are available only for redemptions which are below $50,000.

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INVESTOR SERVICES

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund or another fund in the Managers Family of Funds. You can elect to receive cash.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Checkwriting Privileges are available to investors in the Money Market Fund. Call us at (800) 548-4539 for more information.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 548-4539 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for the same class of shares of other funds managed by Managers. The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

Frequent Trading Policy

The Board of Trustees had chosen not to adopt a policy restricting frequent trading in shares of Managers Money Market Fund. The liquidity and short average maturity of the securities in which the Fund invests make it unlikely that the Fund or its shareholders will be harmed by frequent trading.

To reduce the volume of mail you receive and minimize the cost to the Fund, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed on the back cover, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

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OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares of the Fund with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account if the value of the account falls below $500 due to redemptions upon 60 days’ prior notice and the opportunity to reestablish the account balance;

•	suspend redemptions or postpone payments when the NYSE or the Federal Reserve is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

•	change the minimum investment amounts;

•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);

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•	refuse a purchase order for any reason, including failure to submit a properly completed application;

•	refuse an exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading); and

•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are declared daily and paid monthly on the third to the last business day. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

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Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

The Fund’s investment in the Portfolio could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires the Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;

•	Fail to certify that their social security number or taxpayer identification number is correct; or

•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

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FOR MORE INFORMATION

Additional information about the Fund and its investments is available in the Fund’s Statement of Additional Information and the Annual and Semi-Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-548-4539

By Mail:	Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854

On the Internet:	Electronic copies are available on our website at http://www.managersinvest.com

In the Fund’s Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Information about the Fund, including the Fund’s current Statement of Additional Information and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission. The Fund’s Statement of Additional Information is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-6009 (202-551-8090). Information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Call 202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act Registration Number 811-3752

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THE MANAGERS FUNDS

MANAGERS MONEY MARKET FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED April 1, 2006

You can obtain a free copy of the Prospectus of Managers Money Market Fund (the “Fund”) dated April 1, 2006 by calling the Fund at (800) 548-4539. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended November 30, 2005 are included in the Fund’s Annual Report for the fiscal year ended November 30, 2005 and are incorporated by reference into this Statement of Additional Information (meaning legally part of this Statement of Additional Information). The Annual Report is available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

The Fund currently invests all of its investable assets in the Capital Class Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a series of JPMorgan Trust II (Securities Act File No. 002-95973, Investment Company Act File No. 811-04236). The Financial Statements of the Portfolio for the period from July 1, 2005 through December 31, 2005 included in the Portfolio’s Semi-Annual Report for the period from July 1, 2005 through December 31, 2005 and the Financial Statements of the Portfolio, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended June 30, 2005 included in the Portfolio’s Annual Report for the fiscal year ended June 30, 2005, and the information regarding the Trustees of the Portfolio, which is included in the Portfolio’s current statement of additional information, are incorporated by reference into this Statement of Additional Information. You may request a copy of the aforementioned semi-annual and annual reports or statement of additional information at no charge by calling Managers Investment Group LLC (the “Investment Manager”) at (800) 548-4539.

GENERAL INFORMATION

This Statement of Additional Information relates only to Managers Money Market Fund (the “Fund”). The Fund is a series of shares of beneficial interest of The Managers Funds, a Massachusetts business trust (the “Trust”), and part of the Managers Family of Funds. The Trust was organized on November 23, 1987.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund’s investment objectives and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The Fund invests all of its investable assets in the Capital Class Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”). The Portfolio is a series of JPMorgan Trust II, a business trust organized under the laws of the State of Delaware. The investment advisor of the Portfolio is JPMorgan Investment Advisors Inc. (“JPMIA” or the “Advisor”).

Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT OBJECTIVES AND POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve the objective as stated in its current Prospectus. The Portfolio is an open-end, diversified management investment company having substantially the same investment objective and policies as the Fund.

The Fund is designed for investors who seek to maximize current income consistent with the preservation of capital and same day liquidity. The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio.

The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months.

Investment Techniques and Associated Risks

The following are descriptions of the types of money market instruments that may be purchased by the Portfolio. The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions of the Fund” and “Fundamental Investment Restrictions of the Portfolio.” Also see “Quality and Diversification Requirements of the Portfolio.”

(1) U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

Additional U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency guaranteeing or issuing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitments. The securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(2) Foreign Government Obligations. The Portfolio, subject to its applicable investment policies, may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities must be denominated in U.S. Dollars.

(3) Bank Obligations. The Portfolio, unless otherwise noted, may invest in negotiable certificates of deposit, time deposits and bankers’ acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under laws of the United States or any state; (ii) foreign branches of these banks or of foreign banks of equivalent size; and (iii) U.S. branches of foreign banks of equivalent size. The Portfolio will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Portfolio does maintain demand deposits at its affiliated custodian, JPMorgan Chase Bank, N.A. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio’s quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. It is possible that the issuer of a master demand obligation could be a client of an affiliate of the Advisor to whom such affiliate, in its capacity as a commercial bank, has made a loan.

Asset-Backed Securities. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio’s overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the Advisor’s credit guidelines. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a collateralized loan of money by the Portfolio to the seller. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Portfolio’s restrictions on purchases of illiquid securities.

The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the custodian of the Portfolio. The Portfolio may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite nationally recognized statistical rating organizations (“NRSROs”). For these repurchase agreement transactions, the Portfolio would look to the counterparty, and not the collateral for determining such diversification. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited. The Portfolio may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSRO. For these repurchase agreement transactions, the Portfolio would look to the counterparty, and not the collateral, for determining diversification.

(4) Foreign Securities. The Portfolio may invest in foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.

Investors should realize that the value of the Portfolio’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio’s operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

(5) Municipal Obligations. The Portfolio may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. High quality instruments may produce a lower yield than would be available from less highly rated instruments.

Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and by their political subdivisions, and by duly constituted authorities and corporations. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes may be taxable securities. To the extent the municipal bonds and notes are taxable securities, the income generated from these instruments will be subject to federal, state and local taxes.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

(6) When-Issued Securities and Forward Commitments. The Portfolio may purchase securities on a “when-issued” and forward commitment basis. When the Portfolio agrees to purchase securities on this basis, the Portfolio’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Portfolio may purchase securities on a when-issued basis when deemed by JPMIA to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Portfolio generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When JPMIA purchases a when-issued security, the Portfolio’s custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. In addition, when the Portfolio engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In a forward commitment transaction, the Portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Portfolio is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Limitations on the Use of When-Issued Securities and Forward Commitments. The Portfolio does not intend to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of JPMIA to manage the Portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio’s total assets. The Portfolio may dispose of a when-issued security or forward commitment prior to settlement if JPMIA deems it appropriate to do so.

(7) Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Fund or the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or the Portfolio bears directly in connection with its operations. JPMIA will waive its fee attributable to the assets of the Portfolio invested in another money market fund of JPMorgan Trust II and in other funds advised by JPMIA or its affiliates.

(8) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses for the Portfolio to be magnified. The Portfolio will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Portfolio will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales prices plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. The Portfolio will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Portfolio is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33% of the Portfolio’s total assets.

(9) Securities Lending. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33% of the value of its total assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders’ and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its Portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See “Repurchase Agreements.”

(10) Structured Products. The Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. The Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

The Portfolio is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although the Portfolio’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purpose of the Portfolio’s fundamental investment limitation related to borrowing and leverage.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there may be no active trading market for structured products.

(11) Demand Features. The Portfolio may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Portfolio. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Portfolio expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

Under a “Stand-by Commitment,” a dealer would agree to purchase, at the Portfolio’s option, specified securities at a specified price. The Portfolio will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Portfolio will generally limit its investments in stand-by commitments to 25% of its total assets. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemption requests and remain as fully invested as possible.

(12) Variable and Floating Rate Instruments. Certain obligations purchased by the Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. JPMIA will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

The Portfolio may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Portfolio may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Portfolio will be determined by JPMIA under guidelines established by the Board of Trustees of JPMorgan Trust II to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Portfolio’s investment policies. In making such determinations, JPMIA will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Portfolio may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Portfolio’s assets at a favorable rate of return.

With respect to the Portfolio, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission’s (“SEC”) amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

(1) Adjustable Rate Government Securities. A Government security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Portfolio is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% of the Portfolio’s net assets only if such instruments are subject to a demand feature that will permit the Portfolio to demand payment of the principal within seven days after demand by the Portfolio. There is no limit on the extent to which the Portfolio may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by JPMIA, under guidelines established by the Board of Trustees of JPMorgan Trust II, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

(13) Tender Option Floating or Variable Rate Certificates. The Portfolio may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Portfolio, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

(14) Zero Coupon and Stripped Obligations. The Portfolio may invest in stripped obligations. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. The Portfolio may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code, as amended (the “Code”), investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

(15) Custodial Receipts. The Portfolio may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U. S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

(16) Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio’s net assets would be in illiquid investments.

(17) Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio’s net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Portfolio’s Trustees. The Portfolio’s Trustees will monitor the Advisor’s implementation of these guidelines on a periodic basis.

As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

(18) Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, the Portfolio may enter into lending agreements (“Interfund Lending Agreements”) under which the Portfolio would lend money and borrow money for temporary purposes directly to and from other series of JPMorgan Trust II through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. The Portfolio may no borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Portfolio otherwise would invest in short-term repurchase agreements or other short-term instruments.

If the Portfolio has outstanding borrowings, any Interfund Loans to the Portfolio (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Portfolio, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the Portfolio.

The Portfolio may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Portfolio has a secured loan outstanding from any other lender, including but not limited to another fund, the Portfolio’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Portfolio’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Portfolio may borrow through the credit facility on a secured basis only. The Portfolio may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

The Portfolio may not lend to another fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the Portfolio’s net assets at the time of the loan. The Portfolio’s Interfund Loans to any one fund shall not exceed 5% of the Portfolio’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When the Portfolio borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Portfolio may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional borrowing costs.

(19) Mortgage-Related Securities. Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as Ginnie Mae;

•	government-related organizations such as Fannie Mae and Freddie Mac; and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies.)

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Portfolio does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Portfolio may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Portfolio may invest will not include residual interest.

Limitations on the use of Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Portfolio may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by JPMIA to be of comparable quality.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Portfolio may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. JPMIA will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Risk Factors of Mortgage-Related Securities.

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If the Portfolio purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Portfolio. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Portfolio will receive when these amounts are reinvested.

Market Value. The market value of the Portfolio’s adjustable rate mortgage-backed securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate mortgage-backed securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

Prepayments. Adjustable rate mortgage-backed securities have less potential for capital appreciation than fixed rate mortgage-backed securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate mortgage-backed securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Portfolio’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the mortgage-backed securities in which the Portfolio invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Quality and Diversification Requirements for the Portfolio

The Portfolio intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

The Portfolio may invest only in obligations determined by the Investment Adviser to present minimal credit risks under guidelines adopted by the JPMorgan Trust II’s Board of Trustees.

Portfolio investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from a NRSRO, in the case of single-rated securities; or (ii) in the case of multiple-rated securities, possess one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by the JPMIA to be of comparable quality to the rated instruments eligible for purchase by the Portfolio under guidelines adopted by the JPMorgan Trust II’s Board of Trustees (collectively, “Eligible Securities”). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer’s short-term debt obligations if determined by the JPMIA to be comparable in priority and security to the obligation selected for purchase by the Portfolio.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Investment Adviser to be of comparable quality, provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by JPMIA. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by JPMIA pursuant to the guidelines adopted by JPMorgan Trust II’s Board of Trustees. Second-Tier Securities are all Eligible Securities other than First-Tier Securities.

The Portfolio will not invest more than 5% of its total assets in the securities of any one issuer (unless otherwise permitted under Rule 2a-7 under the 1940 Act).

Under the guidelines adopted by JPMorgan Trust II’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, JPMIA may be required to promptly dispose of an obligation held by the Portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Disclosure of the Fund’s Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund’s shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of the Fund’s shareholders in connection with these disclosures.

Other than as follows, the Fund does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Fund’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information to the following third parties in the normal course of its performance of services to the Fund: independent registered public accounting firm (PricewaterhouseCoopers LLP); the custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the custodian. Disclosures of portfolio holdings information will be made to Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of the Fund’s operations. Disclosures of portfolio holdings information may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Fund may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive. The Fund may disclose month-end portfolio holdings information to each of Lipper and Morningstar generally between approximately 1 and 15 days following the end of each month.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Fund’s policies and procedures regarding selective disclosure of Fund portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Fundamental Investment Restrictions of the Fund

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund:

(1) May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act of 1940;

(2) May not purchase any security which could cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the Securities and Exchange Commission. This restriction does not apply to instruments considered to be domestic bank money market instruments;

(3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

(4) May not borrow money, except to the extent permitted by applicable law;

(5) May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

(6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7) May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8) May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions of the Fund

The following investment restrictions are not “fundamental” policies of the Fund and may be changed without shareholder approval.

The Fund may not:

(1) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio’s total assets would be in investments which are illiquid;

(2) Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

(3) Acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) Borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. The Fund will not purchase securities while borrowings exceed 5% of the Fund’s total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of Fund securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.

Fundamental Investment Restrictions of the Portfolio

The Portfolio has adopted the following investment restrictions which may not be changed without approval by the Trustees of the Portfolio and a “majority of the outstanding shares” of the Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a the Portfolio.

The Portfolio may not:

(1) Purchase the securities of any issuer, if as a result, the Portfolio would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase securities on margin or sell securities short for use of short-term credit necessary for clearance of purchases of portfolio securities.

(3) Underwrite the securities of other issuers except to the extent that the Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(4) Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5) Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments in marketable securities of companies engaged in such activities are not hereby precluded).

(6) Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(8) Issue senior securities except with respect to any permissible borrowings.

(9) Purchase or sell real estate.

(10) Purchase any securities that would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; this limitation does not apply to securities issued by companies in the financial services industry; wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) This limitation shall not apply to municipal securities or governmental guarantees of municipal securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal securities.

(11) Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Non-Fundamental Investment Restrictions of the Portfolio

In addition, the Portfolio is subject to the following non-fundamental investment restrictions, which may be changed without shareholder approval:

(1) For purposes of the Portfolio’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

(2) The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate 10% of the Portfolio’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The foregoing percentages apply at the time of purchase of a security. JPMIA shall report to JPMorgan Trust II’s Board of Trustees promptly if any of the Portfolio’s investments are no longer determined to be liquid or if the market value of Portfolio assets has changed if such determination or change causes the Portfolio to hold more than 10% of its net assets in illiquid securities in order for JPMorgan Trust II’s Board of Trustees to consider what action, if any, should be taken on behalf of the Portfolio, unless JPMIA is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Portfolio’s holdings of illiquid assets to less than 10% of its net assets.

(3) The Portfolio may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4) Although not a matter controlled by its fundamental investment restrictions, so long as its shares are registered under the securities laws of the State of Texas, the Portfolio will: (i) limit its investments in other investment companies to no more than 10% of the Portfolio’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed .25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

If a percentage or rating restriction on investment or use of assets is adhered to at the time of investment, later changes in percentage or ratings resulting from any cause other than actions by the Portfolio will not be considered a violation. If the value of the Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

TRUSTEES AND OFFICERS

Trustees of the Portfolio

Information regarding the Trustees of JPMorgan Trust II is set forth in the Portfolio’s current Statement of Additional Information. Such information regarding the Trustees of the JPMorgan Trust II is incorporated herein by reference. You may request a copy of the Portfolio’s Statement of Additional Information at no charge by calling the Investment Manager at (800) 548-4539.

Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The President, Treasurer and Secretary hold office until a successor has been duly elected and qualified. Other officers serve at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	35	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999, Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corp. (2001); President, Retirement Plans Group, Kemper Funds (1990-1998); Trustee of Bowdoin College (2002-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox, Hamilton & Putnam (1977-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 1993	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	35	Trustee of Professionally Managed Portfolios (2 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP, Trustee, Guardian Mutual Funds (28 Portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	35	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 1987	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President Alternative Investment Analytics, LLC (formerly, Schneeweis Partners, LLC) (2001-Present); Director of Research, URSA Capital (subsidiary: Lyra/Starview Capital LLC) (2004-Present); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (sole proprietorship) and member of Massachusetts Finance Institute (both wholly owned subsidiaries of Alternative Investment Analytics)	35	None

*	The Fund Complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees

The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. (“MDI”). Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE/OFFICER
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002 President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President, Managers AMG Funds (1999-Present), Managers Trust I and Managers Trust II (2000-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	35	None

William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	35	None

*	The Fund Complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II and the series thereof.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS

Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers Trust I, Managers Trust II and Managers AMG Funds (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1995	Senior Vice President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present) and Managers AMG Funds (1999-Present); Clerk, Managers Trust I and Secretary, Managers Trust II and The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, Managers AMG Funds and Managers Trust II and Clerk, Managers Trust I (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005

Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	$50,001-$100,000 $1-$10,000 $50,001-$100,000 None $50,001-$100,000 $10,001-$50,000	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $10,001-$50,000 $50,001-$100,000

Interested Trustees: William J. Nutt Peter M. Lebovitz	None Over $100,000	None Over $100,000

*	The Family of Investment Companies consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm, (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm, (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, CT 06854. The Governance Committee met twice during the most recent fiscal year.

Trustees’ Compensation

For their services as Trustees of The Managers Funds and other mutual funds within The Managers Funds complex, for the fiscal year ended November 30, 2005, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund and the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$302	$73,500
William E. Chapman, II (c)	$334	$81,000
Edward J. Kaier (d)	$306	$74,500
Steven J. Paggioli	$302	$73,500
Eric Rakowski	$302	$73,500
Thomas R. Schneeweis	$302	$73,500

Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt (e)	None	None

(a)	Compensation is calculated for the fiscal year ended November 30, 2005. The Fund does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ending November 30, 2005 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.
(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.
(e)	Mr. Nutt was appointed as an Interested Trustee in May 2005.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of March 3, 2006, the Investment Manager “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person which “controls” the Fund could have effective voting control over the Fund.

Principal Holders of Securities

As of March 3, 2006, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address	No. of Shares	Percent
PFPC Wrap Services	10,790,975	39.00%
King of Prussia, PA 19406
Managers Investment Group LLC	7,246,685	26.19%
Norwalk, CT 06854
MG Trust Company fbo Affiliated Managers	1,514,189	5.47%
Group, Inc. 401k
Providence, RI 02902

The Trust did not know of any person other than the Investment Manager, who, as of March 3, 2006, beneficially owned 5% or more of the Fund’s shares.

Management Ownership

As of March 3, 2006, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

Investment Advisor of the Portfolio

The Portfolio’s investment advisor is JPMIA (formerly known as Banc One Investment Advisors Corporation) an indirect wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”) and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. J. P. Morgan Chase, through the Advisor and other subsidiaries offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. Subject to the supervision of the Portfolio’s Trustees, the Advisor makes the Portfolio’s day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio’s investments.

The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the investment advisory agreement entered into by JPMorgan Trust II and JPMIA (the “Portfolio Advisory Agreement”). The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio.

The Portfolio is managed by employees of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase.

The Portfolio Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Portfolio Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio’s Trustees, or by a vote of the holders of a majority of the Portfolio’s outstanding voting securities, on 60 days’ written notice to the Advisor and by the Advisor on 90 days’ written notice to the Portfolio.

Compensation of Investment Advisor

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.08% of the Portfolio’s average daily net assets of the Capital Class Shares of the Portfolio. As a shareholder of Capital Class Shares of the Portfolio, the Fund bears its proportionate share of this fee.

The net fees paid by the Portfolio for investment advisory services were as follows: for the fiscal year ended June 30, 2003: $35,792,000; for the fiscal year ended June 30, 2004: $31,984,000; and for the fiscal year ended June 30, 2005: $20,048,000. The Advisor waived investment advisory fees as follows: for the fiscal year ended June 30, 2003: $3,355,000; for the fiscal year ended June 30, 2004: $1,739,000; and for the fiscal year ended June 30, 2005: $1,176,000.

Proxy Voting Policies and Procedures

The Fund will be entitled to vote proxies as a shareholder of the Portfolio with respect to any meeting of the Portfolio’s shareholders. In general, the Fund will vote its shares in the Portfolio in proportion to the votes of other shareholders of the Portfolio. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

With respect to the Portfolio, the Board of Trustees of JPMorgan Trust II has delegated to JPMIA proxy voting authority with respect to the Portfolio’s portfolio securities. Most of the securities in which the Portfolio invests, however, are rarely required, or permitted, to vote. To ensure that the proxies of portfolio companies are voted in the best interests of the Portfolio, the Board of Trustees of JPMorgan Trust II has adopted JPMIA’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues. The Guidelines have been developed with the objective of encouraging corporate action that enhances shareholder value. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIA has encountered globally, based on many years of collective investment management experience.

JPMIA is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIA will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIA has encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMIA has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Portfolio on the one hand, and the Portfolio’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Portfolio. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIA will vote the proxy. In addressing any material conflict, JPMIA may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIA personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•	JPMIA considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•	JPMIA votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMIA also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMIA votes against proposals for a super-majority vote to approve a merger.

•	JPMIA considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•	JPMIA votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMIA generally considers other management compensation proposals on a case-by-case basis.

•	JPMIA also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is on file with the SEC and is available on the Portfolio’s website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Administrative Services for the Portfolio

The Portfolio has entered into an Administration Agreement (the “Portfolio Administration Agreement”) with JPMorgan Funds Management, Inc. (“JPMFM”), pursuant to which JPMFM is responsible for certain administrative and related services provided to the Portfolio. The Portfolio Administration Agreement may be terminated at any time, without penalty, by the Portfolio’s Trustees or JPMFM, in each case on not more than 60 days’ written notice to the other party.

Under the Portfolio Administration Agreement, the Portfolio has agreed to pay JPMFM fees equal to the Portfolio’s allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and other money market funds within the JPMorgan Funds Complex in accordance with the following annual schedule: 0.10% of the first $100 billion of the money market funds’ aggregate average daily net assets and 0.05% of their aggregate average daily net assets in excess of $100 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the money market funds within the JPMorgan Funds Complex. JPMFM, JPMIA and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Portfolio, have contractually agreed through December 31, 2006 to reimburse the Portfolio to the extent that total annual operating expenses of the Capital Class Shares of the Portfolio (excluding interest, taxes, extraordinary expenses and expenses relating to the deferred compensation plan of Board of Trustees of the Portfolio) exceed 0.16% of the average daily net assets of the Capital Class Shares.

The net fees paid by the Portfolio to JPMFM for administrative services were as follows: for the fiscal year ended June 30, 2003: $18,047,063; for the fiscal year ended June 30, 2004: $15,541,489; and for the fiscal year ended June 30, 2005: $10,309,148. JPMFM waived administrative fees for the fiscal year ended June 30, 2005 in the amount of $1,392,595.

The Fund has entered into an Administrative Services Agreement with JPMDS, pursuant to which JPMDS compensates the Fund for administrative, shareholder and other services that the Fund provides to its shareholders, which would otherwise need to be provided by the Portfolio if the Fund’s shareholders were to hold shares of the Portfolio directly. JPMDS pays the Fund at an annual rate of 0.05% of the Fund’s assets invested in the Portfolio.

Administrative and Distribution Services for the Fund

Under an Administration and Shareholder Servicing Agreement (the “Fund Administration Agreement”) between the Trust and the Investment Manager, the Investment Manager also serves as Administrator (the “Fund Administrator”) of the Trust and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. For these services, the Fund is required to pay the Fund Administrator 0.15% of the Fund’s average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Fund Administrator upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Fund Administrator.

The fees paid by the Fund to the Fund Administrator for administrative services were as follows: for the fiscal year November 30, 2005 : $46,954; for the fiscal year ended November 30, 2004: $59,925; and for the fiscal year ended November 30, 2003: $56,817.

MDI, a wholly-owned subsidiary of Managers, serves as the distributor of the Fund. The Investment Manager is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), and AMG serves as its Managing Member. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. MDI bears certain expenses associated with the distribution and sale of shares of the Fund. MDI acts as agent in arranging for the sale of the Fund’s shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

The distribution agreement (the “Distribution Agreement”) between the Trust and MDI may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval.

Other Expenses

In addition to the fees described above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Portfolio’s Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses, custodian fees and brokerage expenses.

Fee Waivers and Expense Limitations

From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund Administrator may decide to waive all or a portion of its fees from the Fund for a number of reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Fees and Expense Information located in the front of the Fund’s Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund Administrator. Shareholders will be notified of any change on or about the time that it becomes effective.

The Fund and JPMDS have entered into an “omnibus account” arrangement, whereby the Fund is credited with a factor of 0.05% of the average daily assets of the Fund invested in the Portfolio. This credit serves to reduce the transfer agent expenses that would otherwise be charged to the Fund. For the fiscal year ended November 30, 2005, the transfer agent expense was reduced under this arrangement by $15,651. Amounts show for “Other Expenses” in the Annual Fund Operating Expenses table in the Prospectus reflect the reduction of the transfer agent expenses pursuant to this arrangement.

Custodian and Accounting Agent

JPMorgan Chase Bank (“JPMCB”), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as the Portfolio’s custodian and as the fund accounting agent for the Portfolio. The Bank of New York (“BNY”), 2 Hanson Place, Brooklyn, New York is responsible for holding the Fund’s securities and cash and maintaining the books of account and records of portfolio transactions.

Transfer Agent

PFPC, Inc., PO Box 9769, Providence, RI, 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund. The Transfer Agent is responsible for maintaining account records detailing the ownership of the shares of the Fund and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

Independent Registered Public Accounting Firm

The Independent Registered Public Accounting Firm of the Portfolio is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10016. The Independent Registered Public Accounting Firm of the Fund is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, reviews the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of the Trust. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Fund, will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of the same class of any of the other funds managed by the Investment Manager (for a current list of these funds, call (800) 548-4539). Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

The Fund computes its Net Asset Value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of the Fund is equal to the value of the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. Because the Fund invests substantially all of its investable assets in the Portfolio, the Fund’s NAV depends on the NAV of the Portfolio. The Portfolio determines its NAV using the amortized cost of its securities, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Portfolio would receive upon the sale of the instrument.

The valuation of the Portfolio’s portfolio instruments based upon their amortized cost is subject to the Portfolio’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Portfolio will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Portfolio will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Portfolio’s Board of Directors has established procedures designed to stabilize the Portfolio’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Portfolio’s holdings at such intervals as is deemed appropriate to determine whether the Portfolio’s NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Portfolio’s Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

Frequent Purchase and Redemption Arrangements

The Board of Trustees has chosen not to adopt a policy restricting frequent trading in shares of Managers Money Market Fund. The liquidity and short average maturity of the securities in which the Fund invests make it unlikely that the Fund or its shareholders will be harmed by frequent trading.

Dividends and Distributions

The Fund declares dividends and distributions daily and pays such dividends and distributions monthly as described in the Prospectus.

Shareholders will begin accruing dividends in the Fund beginning with the next calendar day following receipt of the purchase. If you make your purchase by wire, and the funds are received by the Fund’s transfer agent by 3:00 P.M. New York Time, you will begin accruing dividends on the trade date of your purchase. Wires received by the Fund’s transfer agent after 3:00 P.M. New York Time will begin accruing dividends on the calendar day following your purchase. If your order to redeem shares of the Fund is received by the Fund’s transfer agent before 3:00 P.M. New York Time, you will not earn dividends on the trade date of your redemption. If your redemption order is received by the Fund’s transfer agent after 3:00 P.M. New York Time, your account will earn dividends through to and including the trade date of your redemption order.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” as the term is defined in the Code.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of Fund Investments

Because the Fund invests in shares of an underlying fund (the “Portfolio”) taxed as a regulated investment company, its distributable income and gains will normally consist of distributions from the Portfolio and gains and losses on the disposition of shares of the Portfolio. To the extent that the Portfolio realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the Portfolio. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of Portfolio shares against its ordinary income (including distributions of any net short-term capital gains realized by the Portfolio). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the Portfolio, rather than investing in shares of the Portfolio. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Portfolio.

Depending on the Fund’s percentage ownership in the Portfolio both before and after a redemption of Portfolio shares, the Fund’s redemption of shares of such Portfolio may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the Portfolio. This would be the case where the Fund holds a significant interest in the Portfolio and redeems only a small portion of such interest.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund generally will be taxed as capital gain or loss if the shares are capital assets in the shareholder’s hands and the transaction is treated as a sale for federal income tax purposes. Generally, a shareholder’s gain or loss, if any, will be a long term gain or loss if the shares have been held for more than one year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Taxes on dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations the Fund may be entitled to elect to pass through to its shareholders the foreign income taxes paid thereby. In such a case, if the Fund elected to pass through to its shareholders such foreign income taxes, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in the Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUNDS IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Regulatory Matters

JPMorgan Distribution Services, Inc. (“JPMDS”), distributor of the Portfolio, and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. JPMDS and its affiliates deal, trade and invest for their own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. JPMDS and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Portfolio’s distributor, JPMDS, or its affiliates. JPMIA has informed the Portfolio that in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of JPMIA. Shareholders of the Portfolio should be aware that, subject to applicable legal or regulatory restrictions, JPMIA and its affiliates may exchange among themselves certain information about the shareholder and his account.

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees and consent of the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each share on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number of Trustees and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a separate registered investment company with substantially the same investment objective as the Fund. Generally, when the Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), of the portfolio on matters on which the shares of the Fund shall be entitled to vote.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Fund.

Certain changes in the Portfolio’s fundamental investment policies or restrictions, or a failure by the Fund’s shareholders to approve such change in the Portfolio’s investment restrictions, may require additional withdrawal of the Fund’s interest in the Portfolio. Any such withdrawal could result in a distribution in kind of the Portfolio’s portfolio securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or may adversely affect the Fund’s liquidity, and the Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The audited Financial Statements and the Notes to the Financial Statements for the Fund, and the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP included in the Fund’s Annual Report for the fiscal year ended November 30, 2005, are incorporated by reference into this Statement of Additional Information. The Fund’s 2005 Annual Report is available without charge by calling the Fund at (800) 548-4539, on the Fund’s website at www.managersinvest.com or on the SEC’s website at http://www.sec.gov.

The audited financial statements and the notes to the financial statements for the Portfolio, and the Report of Independent Registered Public Accounting Firm, in the Portfolio’s annual report to shareholders (Securities Act File No. 002-95973, Investment Company Act File No. 811-04236) for the fiscal year ended June 30, 2005 and the Portfolio’s semi-annual report to shareholders for the period from July 1, 2005 through December 31, 2005 are incorporated by reference into this Statement of Additional Information. The Portfolio’s annual and semi-annual reports are available without charge by calling Managers at (800) 548-4539 or on the SEC’s website at http://www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATINGS GROUP:

CORPORATE AND MUNICIPAL BONDS

AAA	-	Debt rated AAA has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	-	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A	-	Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	-	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB	-	Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A	-	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1	-	This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1	-	The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor’s and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

SP-2	-	The short-term tax-exempt note rating of SP-2 has satisfactory capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES, INC.:

CORPORATE AND MUNICIPAL BONDS

Aaa	-	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	-	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A	-	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	-	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	-	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1	-	Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•      Leading market positions in well-established industries.

•      High rates of return on funds employed.

•      Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•      Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1	-	The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody’s for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2	-	MIG-2 rated notes are of high quality but with margins of protection ample although not as large as MIG-1.

MIG-3	-	MIG-3 rated notes are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of MIG-2 rated notes, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

PART C

To the Registration Statement of

The Managers Funds (the “Registrant”)

Item 23. Exhibits.

Exhibit No.	Description
a.1	Declaration of Trust dated November 23, 1987. (i)(ii)

a.2	Amendment No. 1 to Declaration of Trust dated January 23, 1989, filed herewith.

a.3	Amendment No. 2 to Declaration of Trust dated April 10, 1991, filed herewith.

a.4	Amendment No. 3 to Declaration of Trust dated May 12, 1993. (ii)(iii)

a.5	Amendment No. 4 to Declaration of Trust dated June 30, 1993. (ii)(iii)

a.6	Amendment No. 5 to Declaration of Trust dated December 22, 1993, filed herewith.

a.7	Amendment No. 6 to Declaration of Trust dated December 8, 1997. (iv)

a.8	Amendment No. 7 to Declaration of Trust dated April 20, 1999. (x)

a.9	Amendment No. 8 to Declaration of Trust dated March 3, 2000. (viii)

a.10	Amendment No. 9 to Declaration of Trust dated May 1, 2001, filed herewith

a.11	Amendment No. 10 to Declaration of Trust dated June 4, 2003, filed herewith.

a.12	Amendment No. 11 to Declaration of Trust dated July 28, 2003, filed herewith.

a.13	Amendment No. 12 to Declaration of Trust dated September 12, 2003, filed herewith.

b.	By-Laws of the Trust dated November 23, 1987. (i)(ii)

c.	Instruments Defining Rights of Shareholders. (ii)(v)

d.1	Fund Management Agreement between Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of April 1, 1999. (vi)

d.2	Form of Subadvisory Agreement between Managers and Kalmar Investment Advisers with respect to Managers Small Company Fund dated May 1, 2000. (viii)

d.3	Form of Subadvisory Agreement between Managers and Epoch Investment Partners, Inc. with respect to Managers Small Company Fund, filed herewith.

d.4	Form of Subadvisory Agreement between Managers and Armstrong Shaw Associates Inc. with respect to Managers Value Fund (formerly, Managers Income Equity Fund) dated March 8, 2000. (viii)

d.5	Subadvisory Agreement between Managers and Skyline Asset Management, L.P. with respect to Managers Special Equity Fund dated December 1, 2000. (x)

d.6	Subadvisory Agreement between Managers and Loomis, Sayles & Co., L.P. with respect to Managers Bond Fund dated October 30, 2000. (x)

d.7	Subadvisory Agreement between Managers and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated February 1, 2001. (x)

d.8	Subadvisory Agreement between Managers and Bramwell Capital Management, Inc. with respect to Managers Capital Appreciation Fund dated June 9, 2003. (xiv)

d.9	Subadvisory Agreement between Managers and Lazard Capital Management LLC with respect to Managers International Equity Fund dated September 15, 2003. (xv)

d.10	Subadvisory Agreement (as amended) between Managers and Osprey Partners Investment Management, LLC with respect to Managers Value Fund, filed herewith.

d.11	Subadvisory Agreement (as amended) between Managers and Essex Investment Management Company, LLC with respect to Managers Capital Appreciation Fund, filed herewith.

d.12	Subadvisory Agreement (as amended) between Managers and Westport Asset Management, Inc. with respect to Managers Special Equity Fund, filed herewith.

d.13	Subadvisory Agreement (as amended) between Managers and Kern Capital Management LLC with respect to Managers Special Equity Fund, filed herewith.

d.14	Subadvisory Agreement (as amended) between Managers and Donald Smith & Co., Inc. with respect to Managers Special Equity Fund, filed herewith.

d.15	Subadvisory Agreement (as amended) between Managers and Veredus Asset Management LLC with respect to Managers Special Equity Fund, filed herewith.

d.16	Subadvisory Agreement (as amended) between Managers and Bernstein Investment Research and Management with respect to Managers International Equity Fund, filed herewith.

d.17	Subadvisory Agreement (as amended) between Managers and Wellington Management Company LLP with respect to Managers International Equity Fund, filed herewith.

d.18	Subadvisory Agreement (as amended) between Managers and Loomis, Sayles and Company, L.P. with respect to Managers Global Bond Fund, filed herewith.

e.1	Distribution Agreement between the Registrant and Managers, dated as of April 1, 1999. (vi)

e.2	Form of Distribution Agreement between Registrant and Managers Distributors, Inc., dated as of April 1, 2001. (x)

f.	Not Applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1	Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company dated February 16, 1994. (ii)(vii)

h.2	Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999. (vi)

h.3	License Agreement Relating to the Use of Name between the Registrant and Managers dated April 1, 1999. (vi)

h.4	Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (xviii)

h.5	Administrative Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. with respect to Managers Money Market Fund, filed herewith.

h.6	Assignment Agreement among the Registrant, JPMorgan Chase Bank, N.A. and JPMorgan Distribution Services, Inc. relating to the Administrative Services Agreement between the Registrant and JPMorgan Chase Bank, N.A., filed herewith.

i.	Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990. (i)(ii)

j.1	Consents of PricewaterhouseCoopers LLP, filed herewith.

j.2	Power of Attorney for the Trustees of the Registrant. (xxi)

j.3	Power of Attorney for Peter M. Lebovitz and Donald S. Rumery. (xiii)

j.4	Power of Attorney for Bruce Aronow. (xxi)

j.5	Powers of Attorney for the Trustees and Officers of JPMorgan Trust II, filed herewith.

k.	Not Applicable.

l.	Not Applicable.

m.	Not Applicable.

n.	Not Applicable.

o.	Reserved.

p.1	Code of Ethics of Registrant as adopted on June 4, 1999. (viii)

p.2	Code of Ethics of Managers Investment Group LLC and Managers Distributors, Inc. (xx).

p.3	Code of Ethics of Armstrong Shaw Associates Inc. (xx).

p.4	Code of Ethics of Essex Investment Management Company, LLC (xx).

p.5	Code of Ethics of Bramwell Capital Management, Inc. (xx ).

p.6	Code of Ethics of Kalmar Investment Advisers (xx).

p.7	Code of Ethics of Kern Capital Management LLC (xx).

p.8	Code of Ethics of Westport Asset Management, Inc. (xx).

p.9	Code of Ethics of Skyline Asset Management, L.P. (xx).

p.10	Code of Ethics of Lazard Asset Management LLC (xx).

p.11	Code of Ethics of Rexiter Capital Management Limited (xx).

p.12	Code of Ethics of Loomis, Sayles & Company, L.P. (xx).

p.13	Code of Ethics of Osprey Partners Investment Management, LLC (xx).

p.14	Code of Ethics of Donald Smith & Co., Inc. (xx).

p.15	Code of Ethics of Bernstein Investment Research & Management (xx).

p.16	Code of Ethics of Wellington Management Company, LLP (xx).

p.17	Code of Ethics of Veredus Asset Management, LLC (xx).

p.18	Code of Ethics with respect to the JPMorgan Liquid Assets Money Market Fund (xxii).

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 28, 1990).
(ii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed October 16, 1997).
(iii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 5, 1993).
(iv)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 29, 1998).
(v)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 7, 1995).
(vi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 1, 1999).
(vii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 24, 1994).
(viii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 1, 2000).
(ix)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 9, 1992).
(x)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2001).
(xi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2002).
(xii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed February 28, 2003).
(xiii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2003).
(xiv)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed July 30, 2003).

(xv)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed December 10, 2003).
(xvi)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2004).
(xvii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 5, 2004).
(xviii)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 16, 2005).
(xix)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 30, 2005).
(xx)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 2, 2005).
(xxi)	Filed as an exhibit to the Registration Statement of Managers Trust II on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed August 1, 2005).
(xxii)	Filed as an exhibit to the Registration Statement of JPMorgan Trust II on Form N-1A, Registration Nos. 002-95973 and 811-4236 (filed December 16, 2004).

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant’s Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9. Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisors, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Advisor, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee’s duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 26. Business and Other Connections of Investment Advisor.

Managers, a registered investment adviser, serves as investment manager to the Trust. Managers is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Armstrong Shaw Associates Inc.	801-20597

Epoch Investment Partners, Inc.	801-63118

Essex Investment Management Company, LLC*	801-12548

Kalmar Investment Advisers	801-53608

Kern Capital Management LLC	801-54766

Westport Asset Management, Inc.	801-21854

Skyline Asset Management, L.P.*	801-49603

Lazard Asset Management LLC	801-61701

Rexiter Capital Management Limited	801-55470

Loomis, Sayles & Company, L.P.	801-170

Osprey Partners Investment Management, LLC	801-55893

Donald Smith & Co., Inc.	801-16798

Bernstein Investment Research & Management	801-56720

Wellington Management Company, LLP	801-15908

Veredus Asset Management, LLC	801-55565

*	Essex and Skyline are each majority owned by AMG and are each an affiliate of the Registrant.

Item 27. Principal Underwriters.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, MA 01965	Director and Secretary	None

Peter M. Lebovitz c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	President and Trustee

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c) Not Applicable.

Item 28. Location of Accounts and Records.

The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of the Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 10286, at the offices of the Transfer Agent, PFPC, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 and at the offices of each Subadvisor at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29. Management Services.

There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30. Undertakings.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

(c) If requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the undersigned have duly caused this post-effective amendment to the registration statement of The Managers Funds (File No. 002-84012) to be signed on their behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 31st day of March, 2006.

JPMORGAN TRUST II

By:	/s/ George C.W. Gatch*
George C.W. Gatch
President

Signature	Title	Date

/s/ William J. Armstrong* William J. Armstrong	Trustee	March 31, 2006

/s/ Roland R. Eppley, Jr.* Roland R. Eppley, Jr.	Trustee	March 31, 2006

/s/ John F. Finn* John F. Finn	Trustee	March 31, 2006

/s/ Dr. Matthew Goldstein* Dr. Matthew Goldstein	Trustee	March 31, 2006

/s/ Robert J. Higgins* Robert J. Higgins	Trustee	March 31, 2006

/s/ Peter C. Marshall* Peter C. Marshall	Trustee	March 31, 2006

/s/ Marilyn McCoy* Marilyn McCoy	Trustee	March 31, 2006

/s/ William G. Morton, Jr.* William G. Morton, Jr.	Trustee	March 31, 2006

/s/ Robert A. Oden, Jr.* Robert A. Oden, Jr.	Trustee	March 31, 2006

/s/ Fergus Reid, III* Fergus Reid, III	Trustee	March 31, 2006

/s/ Frederick W. Ruebeck* Frederick W. Ruebeck	Trustee	March 31, 2006

/s/ James J. Schonbachler* James J. Schonbachler	Trustee	March 31, 2006

/s/ Leonard M. Spalding, Jr.* Leonard M. Spalding, Jr.	Trustee	March 31, 2006

/s/ George C.W. Gatch* George C.W. Gatch	President	March 31, 2006

/s/ Stephanie J. Dorsey* Stephanie J. Dorsey	Treasurer	March 31, 2006

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney filed herewith
Date: March 31, 2006

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, The Managers Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 31st day of March, 2006.

THE MANAGERS FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jack W. Aber* Jack W. Aber	Trustee	March 31, 2006

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	March 31, 2006

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	March 31, 2006

/s/ William J. Nutt* William J. Nutt	Trustee	March 31, 2006

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	March 31, 2006

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	March 31, 2006

/s/ Eric Rakowski* Eric Rakowski	Trustee	March 31, 2006

/s/ Peter M. Lebovitz* Peter M. Lebovitz	Trustee and President (Principal Executive Officer)	March 31, 2006

/s/ Bruce M. Aronow* Bruce M. Aronow	Chief Financial Officer (Principal Financial Officer)	March 31, 2006

/s/ Donald S. Rumery	Treasurer (Principal Accounting Officer)	March 31, 2006
Donald S. Rumery

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: March 31, 2006

EXHIBIT INDEX

Exhibit No.	Description
a.2	Amendment No. 1 to Declaration of Trust dated January 23, 1989

a.3	Amendment No. 2 to Declaration of Trust dated April 10, 1991

a.6	Amendment No. 5 to Declaration of Trust dated December 22, 1993

a.10	Amendment No. 9 to Declaration of Trust dated May 1, 2001

a.11	Amendment No. 10 to Declaration of Trust dated June 4, 203

a.12	Amendment No. 11 to Declaration of Trust dated July 28, 2003

a.13	Amendment No. 12 to Declaration of Trust dated September 12, 2003

d.3	Form of Subadvisory Agreement between Managers and Epoch Investment Partners, Inc. with respect to Managers Small Company Fund

d.10	Subadvisory Agreement between Managers and Osprey Partners Investment Management, LLC with respect to Managers Value Fund

d.11	Subadvisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Managers Capital Appreciation Fund

d.12	Subadvisory Agreement between Managers and Westport Asset Management, Inc. with respect to Managers Special Equity Fund

d.13	Subadvisory Agreement between Managers and Kern Capital Management LLC with respect to Managers Special Equity Fund

d.14	Subadvisory Agreement between Managers and Donald Smith & Co., Inc. with respect to Managers Special Equity Fund

d.15	Subadvisory Agreement between Managers and Veredus Asset Management LLC with respect to Managers Special Equity Fund

d.16	Subadvisory Agreement between Managers and Bernstein Investment Research and Management with respect to Managers International Equity Fund

d.17	Subadvisory Agreement between Managers and Wellington Management Company LLP with respect to Managers International Equity Fund

d.18	Subadvisory Agreement between Managers and Loomis, Sayles and Company, L.P. with respect to Managers Global Bond Fund

h.5	Administrative Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. with respect to Managers Money Market Fund

h.6	Assignment Agreement among the Registrant, JPMorgan Chase Bank, N.A. and JPMorgan Distribution Services, Inc. relating to the Administrative Services Agreement between the Registrant and JPMorgan Chase Bank, N.A.

j.1	Consents of PricewaterhouseCoopers LLP

j.5	Powers of Attorney for the Trustees and Officers of JPMorgan Trust II